INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Total assets	$ 108,485	$ 111,643
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments- Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments- Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments- Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments- Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Mixed-use | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Mixed-use | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Logistics | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Logistics | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Self-storage | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Self-storage | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial properties | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	71,474	71,565
Commercial properties | Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	21,253	21,561
Commercial properties | Core Office | Level 3 | United States
Disclosure of fair value measurement of assets [line items]
Total assets	14,614	15,213
Commercial properties | Core Office | Level 3 | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	4,395	4,633
Commercial properties | Core Office | Level 3 | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	1,822	1,881
Commercial properties | Core Office | Level 3 | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	2,707	936
Commercial properties | Core Office | Level 3 | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	269	361
Commercial properties | LP Investments- Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	7,687	8,054
Commercial properties | LP Investments- Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,832	2,812
Commercial properties | Mixed-use | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	83	84
Commercial properties | Logistics | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,776	2,937
Commercial properties | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,426	4,508
Commercial properties | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,001	991
Commercial properties | Self-storage | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,344	2,445
Commercial properties | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,517	2,446
Commercial properties | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,748	2,703
Commercial developments | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,607	3,946
Commercial developments | Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Core Office | Level 3 | United States
Disclosure of fair value measurement of assets [line items]
Total assets	661	535
Commercial developments | Core Office | Level 3 | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	281	173
Commercial developments | Core Office | Level 3 | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	548	419
Commercial developments | Core Office | Level 3 | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	145	1,931
Commercial developments | Core Office | Level 3 | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | LP Investments- Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	680	702
Commercial developments | LP Investments- Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Mixed-use | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	53	10
Commercial developments | Logistics | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	19	16
Commercial developments | Self-storage | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	220	160
Commercial developments | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 0